Shareholder Report, Line Graph (Details) - USD ($)						2 Months Ended		5 Months Ended		6 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended		14 Months Ended		17 Months Ended		18 Months Ended	20 Months Ended	23 Months Ended	24 Months Ended		26 Months Ended	29 Months Ended	30 Months Ended	36 Months Ended	38 Months Ended	41 Months Ended	42 Months Ended	48 Months Ended	50 Months Ended	53 Months Ended	54 Months Ended	60 Months Ended	62 Months Ended	65 Months Ended	72 Months Ended	74 Months Ended	77 Months Ended	86 Months Ended	89 Months Ended	98 Months Ended	101 Months Ended
	May 01, 2024	Oct. 29, 2021	May 01, 2020	Mar. 15, 2018	Dec. 11, 2017	Jun. 30, 2024	Apr. 30, 2018	Sep. 30, 2024	Apr. 30, 2018	Apr. 30, 2022	Dec. 31, 2024	Mar. 31, 2025	Apr. 30, 2026	Apr. 30, 2021	Jun. 30, 2025	Apr. 30, 2019	Sep. 30, 2025	Apr. 30, 2019	Apr. 30, 2023	Dec. 31, 2025	Mar. 31, 2026	Apr. 30, 2026	Apr. 30, 2022	Apr. 30, 2020	Apr. 30, 2020	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2021	Apr. 30, 2021	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2022	Apr. 30, 2022	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2026	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2026
C000218707
Account Value [Line Items]
Line Graph and Table Measure Name													PFG American Funds Conservative Income Strategy Fund
Accumulated Value			$ 10,000											$ 10,589									$ 10,108				$ 9,964				$ 9,986				$ 10,740			$ 11,381
C000218708
Account Value [Line Items]
Line Graph and Table Measure Name													PFG American Funds Growth Strategy Fund
Accumulated Value			10,000											14,589									12,391				12,328				14,891				16,138			20,847
C000192501
Account Value [Line Items]
Line Graph and Table Measure Name													PFG BNY Mellon Diversifier Strategy Fund
Accumulated Value					$ 10,000				$ 9,720									$ 9,778							$ 9,915				$ 11,118				$ 10,714				$ 10,486			$ 10,493		$ 10,983		$ 12,018
C000218709
Account Value [Line Items]
Line Graph and Table Measure Name													PFG BR Target Allocation Equity Strategy Fund
Accumulated Value			10,000											14,212									12,892				12,983				15,141				16,502			21,461
C000230899
Account Value [Line Items]
Line Graph and Table Measure Name													PFG Fidelity Institutional AM Core Plus Bond Strategy Fund
Accumulated Value		$ 10,000								$ 9,000									$ 8,799							$ 8,661				$ 9,175				$ 9,522
C000218710
Account Value [Line Items]
Line Graph and Table Measure Name													PFG Fidelity Institutional AM Equity Index Strategy Fund
Accumulated Value			10,000											14,472									13,550				13,650				15,688				17,149			22,270
C000218711
Account Value [Line Items]
Line Graph and Table Measure Name													PFG Fidelity Institutional AM Equity Sector Strategy Fund
Accumulated Value			10,000											13,591									13,942				14,772				17,043				18,008			24,252
C000248139
Account Value [Line Items]
Line Graph and Table Measure Name													PFG Global Equity Index Strategy Fund
Accumulated Value	$ 10,000					$ 10,370		$ 11,020			$ 10,816	$ 10,675			$ 11,836		$ 12,685			$ 13,019	$ 12,739	$ 13,879
C000230900
Account Value [Line Items]
Line Graph and Table Measure Name													PFG Invesco Equity Factor Rotation Strategy Fund
Accumulated Value		10,000								7,623									7,373							8,635				9,258				11,188
C000230901
Account Value [Line Items]
Line Graph and Table Measure Name													PFG Janus Henderson Balanced Strategy Fund
Accumulated Value		10,000								8,763									8,745							9,535				10,247				11,911
C000192505
Account Value [Line Items]
Line Graph and Table Measure Name													PFG JP Morgan Tactical Aggressive Strategy Fund
Accumulated Value					10,000				9,970									10,309							9,245				13,656				12,813				12,849			14,858		16,027		20,388
C000192506
Account Value [Line Items]
Line Graph and Table Measure Name													PFG JP Morgan Tactical Moderate Strategy Fund
Accumulated Value				$ 10,000			$ 9,800									$ 9,965								$ 9,367				$ 12,203				$ 11,289				$ 11,258			$ 12,197		$ 13,149		$ 15,487
C000192508
Account Value [Line Items]
Line Graph and Table Measure Name													PFG Meeder Tactical Strategy Fund
Accumulated Value					10,000				9,843									9,961							9,273				11,506				10,805				10,847			12,229		12,731		15,853
C000192513
Account Value [Line Items]
Line Graph and Table Measure Name													PFG MFS Aggressive Growth Strategy Fund
Accumulated Value					10,000				10,050									10,788							10,022				14,171				13,348				13,319			14,883		15,789		19,007
C000192503
Account Value [Line Items]
Line Graph and Table Measure Name													PFG PIMCO Active Core Bond Strategy Fund
Accumulated Value					10,000				9,788									10,060							10,321				10,778				9,808				9,570			9,650		10,300		10,711
C000218712
Account Value [Line Items]
Line Graph and Table Measure Name													PFG Janus Henderson Tactical Income Strategy Fund
Accumulated Value			10,000											11,569									10,739				10,763				11,365				12,159			13,803
C000248140
Account Value [Line Items]
Line Graph and Table Measure Name													PFG US Equity Index Strategy Fund
Accumulated Value	10,000					10,670		11,260			11,506	10,891			12,040		12,958			13,204	12,605	13,875
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Conservative Target Risk Index
Accumulated Value			10,000											11,027									10,215				10,176				10,356				11,298			12,260
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Aggressive Target Risk Index
Accumulated Value			10,000											14,921									14,083				14,263				16,295				18,186			22,961
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000				9,801									10,320							11,438				11,408				10,437				10,392			10,240		11,061		11,510
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Aggressive Target Risk Index
Accumulated Value			10,000											14,921									14,083				14,263				16,295				18,186			22,961
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000								9,053									9,014							8,882				9,595				9,984
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Aggressive Target Risk Index
Accumulated Value			10,000											14,921									14,083				14,263				16,295				18,186			22,961
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Aggressive Target Risk Index
Accumulated Value			10,000											14,921									14,083				14,263				16,295				18,186			22,961
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Aggressive Target Risk Index
Accumulated Value	10,000					10,416		11,230			10,968	11,044			12,161		12,888			13,208	13,008	14,125
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Aggressive Target Risk Index
Accumulated Value		10,000								8,952									9,066							10,357				11,559				14,595
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderate Target Risk Index
Accumulated Value		$ 10,000								$ 9,011									$ 9,057							$ 9,804				$ 10,831				$ 12,773
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Aggressive Target Risk Index
Accumulated Value					10,000				10,133									10,771							10,000				14,591				13,772				13,948			15,934		17,783		22,453
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderate Target Risk Index
Accumulated Value				10,000			9,857									10,480								10,449				13,354				12,497				12,561			13,596		15,020		17,714
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderate Target Risk Index
Accumulated Value					10,000				10,018									10,651							10,620				13,572				12,701				12,766			13,819		15,266		18,003
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Aggressive Target Risk Index
Accumulated Value					10,000				10,133									10,771							10,000				14,591				13,772				13,948			15,934		17,783		22,453
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value					$ 10,000				$ 9,801									$ 10,320							$ 11,438				$ 11,408				$ 10,437				$ 10,392			$ 10,240		$ 11,061		$ 11,510
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderately Conservative Target Risk Index
Accumulated Value			$ 10,000											$ 11,972									$ 11,157				$ 11,203				$ 11,812				$ 12,972			$ 14,668
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Aggressive Target Risk Index
Accumulated Value	$ 10,000					$ 10,416		$ 11,230			$ 10,968	$ 11,044			$ 12,161		$ 12,888			$ 13,208	$ 13,008	$ 14,125
Morningstar Moderately Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar Moderately Aggressive Target Risk Index
Accumulated Value				$ 10,000			$ 9,820									$ 10,439								$ 10,028				$ 13,830				$ 12,981				$ 13,098			$ 14,620		$ 16,236		$ 19,914